Risks, Uncertainties, and Concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Risks, Uncertainties, and Concentrations
22. RISKS, UNCERTAINTIES, AND CONCENTRATIONS
Legal Proceedings
From time to time, the Company is subject to various legal proceedings and claims, either asserted or unasserted, that arise in the ordinary course of business. Although the outcome of the various legal proceedings and claims cannot be predicted with certainty, management does not believe that any of these proceedings or other claims will have a material effect on the Company’s business, financial condition, results of operations or cash flows.

Major Customers—Accounts Receivable and Revenue
The Company manages its accounts receivable credit risk by performing credit evaluations and monitoring amounts due from the Company’s customers.
The Company had certain customers whose revenue individually represented 10% or more of the Company’s total revenue, or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable, as follows:
At December 31, 2021 and 2020, one customer represented approximately 6% and 15% of accounts receivable, respectively. At December 31, 2021 and 2020, five customers represented approximately 24% and 34% of accounts receivable, respectively.
For the year ended December 31, 2021, five customers represented approximately 25% of revenue. For the year ended December 31, 2020, one customer represented approximately 10% of revenue and five customers represented approximately 32% of revenue.
Concentration of Credit
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash deposits. Accounts at each institution are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250. The Company also places its cash and cash equivalents with some foreign financial institutions and these deposits may at times be in excess of insured limits. As of December 31, 2021 and 2020, the Company had balances of $99,587 and $16,307 in excess of the FDIC insured limits, respectively. The Company reduces exposure to credit risk by maintaining cash deposits with major financial institutions. The Company has not experienced any losses on these accounts and conclude the credit risk to be minimal.